GFH Intermediate Holdings Ltd Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
GFH Intermediate Holdings Ltd Acquisition [Abstract]
Schedule of purchase price allocation
Total share consideration (1)	$32,050
Total Purchase Consideration	$32,050
Less:
Intangible assets - trade name/ trademarks	$580
Intangible assets - developed technology	11,490
Intangible assets - Customer database (2)	4,500
Deferred Tax liability (3)	(4,308)
Fair value of net assets acquired	$12,262
Goodwill value (4)	$19,788

(1)	The purchase consideration represented the fair value of the convertible promissory notes that were converted into common stock of TINGO GROUP.
(2)	The customer database value is based on the cost to recreate, as indicated by management.
(3)	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 26%.
(4)	The goodwill is not deductible for tax purposes.